Mineral Properties, Plant and Equipment - Additional Information (Details) - USD ($) $ in Thousands					12 Months Ended
	May 18, 2018	Jan. 31, 2018	Jul. 11, 2016	May 08, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Additions					$ 148,102	$ 200,837
Transfers to mineral reserves					38,100	78,300
Gain on sale of assets, after taxes			$ 600
Reversals of impairment					61,554	0
Dolores mine [member] | Mining assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions					88,500	106,600
La Colorada mine [member] | Mining assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions					20,300	52,900
Calcatreu project [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversals of impairment					1,317	0
Deferred Stripping Costs [member] | Dolores mine [member] | Mining assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions					19,700	18,500
Pulp Agglomeration Construction Costs [member] | Dolores mine [member] | Mining assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions					20,500	40,500
Underground Development Costs [member] | Dolores mine [member] | Mining assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions					28,400	17,200
Underground Development Costs [member] | La Colorada mine [member] | Mining assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions					1,800	2,900
Powerline Construction Costs [member] | Dolores mine [member] | Mining assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions						6,800
Powerline Construction Costs [member] | La Colorada mine [member] | Mining assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions					3,400	6,100
Pad 3 Construction Additions [member] | Dolores mine [member] | Mining assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions					$ 1,000	1,600
Shaft Construction Costs [member] | La Colorada mine [member] | Mining assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions						19,300
Sulfide Plant Construction Costs [member] | La Colorada mine [member] | Mining assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions						$ 12,800
Shalipayco S.A.C. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Gains on disposals of investments				$ 18,300
Proportion of ownership interest in associate sold				75.00%
Proceeds from sales of investments in stock				$ 15,000
Net smelter returns royalty receivable (percent)				1.00%
Proceeds from sales of investment property				$ 3,300
Gain on sale of assets, before tax			$ (6,600)
Other disposals of assets [member] | Minera Aquiline Argentina SA [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Percent of shares of Minera Aquiline Argentina SA sold (percent)		100.00%
Consideration for held-for-sale assets sold		$ 15,000
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 10,000	$ 5,000